Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
Schedule of accounts receivable, net

	December 31, 2011	December 31, 2012
	RMB	RMB
Accounts receivable, gross	142,543,972	110,286,428
Allowance for doubtful accounts:
Balance at beginning of year	(9,817,494)	—
Additional provision for bad debt	—	—
Write-offs	—	—
Disposal of film and television business	9,817,494	—

Balance at end of year	—	—

Accounts receivable, net	142,543,972	110,286,428